Segments - Revenue by Region (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segments
Total revenues	€ 180,802,496	€ 152,590,315	€ 137,231,335
Asia
Segments
Total revenues	86,477,347	82,734,687	81,362,926
China
Segments
Total revenues	60,506,284	57,263,809	57,490,403
Japan
Segments
Total revenues	25,971,063	25,470,878	23,872,523
Europe (Germany)
Segments
Total revenues	66,187,447	62,157,908	48,218,014
North America (United States)
Segments
Total revenues	€ 28,137,702	€ 7,697,720	€ 7,650,395